Borrowings and Debt Securities - Summary of Borrowings And Debt Securities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current Borrowings and Debt Securities
Short-term borrowings	₩ 10,667,335	₩ 8,820,425
Current portion of long-term borrowings	5,780,638	3,638,202
Current portion of debt securities	24,681,439	10,205,395
Less : Current portion of discount on long-term borrowings	(1,152)	(774)
Less : Current portion of discount on debt securities	(7,176)	(4,246)
Add: Current portion of premium on debt securities	263	0
Current Borrowings and Debt Securities	41,121,347	22,659,002
Non-current Borrowings and Debt Securities
Long-term borrowings	3,407,514	2,977,268
Debt securities	89,293,561	95,160,920
Less : Discount on long-term borrowings	(14,683)	(14,945)
Less : Discount on debt securities	(175,909)	(177,543)
Add : Premium on debt securities	0	663
Non-current Borrowings and Debt Securities	92,510,483	97,946,363
Total	₩ 133,631,830	₩ 120,605,365